Taxes - Additional Information (Details) R$ in Millions, $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2022 COP ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 COP ($)	Dec. 31, 2020	Dec. 13, 2022
Taxes
Current tax liabilities		$ 7,630,901		$ 2,152,104
Percentage of devaluation of Colombia Peso against the Dollar		21.00%
Additional point on the income tax rate		35.00%	35.00%	31.00%	32.00%
Presumptive income tax				0.00%
Description of tax losses carry forward		12 taxable years	12 taxable years
Effective tax rate		35.00%	35.00%	33.30%
Variation rate		1.70%	1.70%
Growth of revenue		$ 9,816,070
Exchange rate effect in deferred income tax variation		874,250
Difference between the provision and the income tax return		108,281
Effect of the Law 2277 of 2022		$ 656,926
Deferred tax assets operating tax losses expiration period		20 years	20 years
Description Of Audit Benefit Terms		Audit benefit: For the fiscal years 2022 and 2023, this Law reduce the time in which the tax authorities can audit an income tax return, from 5 years to between 6 to 12 months, depending on whether the net income tax increased to 35% or 25% with respect to that income tax return in the last fiscal year.	Audit benefit: For the fiscal years 2022 and 2023, this Law reduce the time in which the tax authorities can audit an income tax return, from 5 years to between 6 to 12 months, depending on whether the net income tax increased to 35% or 25% with respect to that income tax return in the last fiscal year.
Base tax amount		$ (8,891,965)
Deferred tax assets not recognised		$ 363,158		$ 153,681
Percentage Of Industry And Commerce Tax Discount		100.00%	100.00%
Applicable tax rate for fixed assets		35	35
Capital debt ratio		2		3
Vat rate						20.00%
Free zone tax rate						20.00%
Income tax rate for future years in free zones						15.00%
Maximum deduction rate per year						3.00%
Industry and commerce tax deduction rate						100.00%
Percentage of dividend tax rate as witholding tax on income						10.00%
Foreign exchange rate		21	21
Ecopetrol Group
Taxes
Additional point on the income tax rate		35.00%	35.00%	31.00%
Deferred tax assets amount unrecognized		$ (1,333,795)
Ecopetrol USA Inc.
Taxes
Base tax amount		(25,966,564)
Deferred tax assets amount unrecognized		$ (3,894,985)
2020 [Member]
Taxes
Additional point on the income tax rate					32.00%
2021 [Member]
Taxes
Additional point on the income tax rate				31.00%
Capital gain tax rate		10.00%
2022 [Member]
Taxes
Additional point on the income tax rate		35.00%	35.00%
Capital gain tax rate		15.00%
Applicable income tax rate before update		30.00%	30.00%
2023
Taxes
Additional point on the income tax rate		5.00%	5.00%
2024
Taxes
Additional point on the income tax rate		10.00%	10.00%
2025
Taxes
Additional point on the income tax rate		15.00%	15.00%
Unused tax losses
Taxes
Deferred tax asset (liability)		$ 6,497,845		$ 6,122,243
Operating loss carryforwards, subject to expiration		$ 1,887,805		1,591,781
Dividend Tax Rate [Member]
Taxes
Withholding dividend tax rate	7.50%	7.50%	7.50%
Dividend Tax Rate [Member] | 2022 [Member]
Taxes
Additional point on the income tax rate		35.00%	35.00%
Withholding dividend tax rate		10.00%	10.00%
Industry and commerce tax
Taxes
Current tax liabilities		$ 346,958		247,966
Ecopetrol S.A. | Industry and commerce tax
Taxes
Current tax liabilities		57,543
Ecopetrol S.A. | Credit tax balance
Taxes
Current value added tax		4,165,563
Esenttia PP | Credit tax balance
Taxes
Current value added tax		252,977
ISA Group
Taxes
Deferred tax assets operating loss carry forwards not subject to expiration		35,806		$ 20,818
ISA Group | Credit tax balance
Taxes
Current value added tax		$ 189,538
Other Companies
Taxes
Additional point on the income tax rate		35.00%	35.00%	31.00%
Nominal tax rate		$ 133,178
Other Companies | Industry and commerce tax
Taxes
Current tax liabilities		468
Other Companies | Credit tax balance
Taxes
Current value added tax		50,305
Cenit | Industry and commerce tax
Taxes
Current tax liabilities		8,887
Ecopetrol USA Inc.
Taxes
Deferred tax assets operating loss carry forwards not subject to expiration		339,950		$ 765,914
Refineria de Cartagena S.A.S
Taxes
Deferred tax assets operating loss carry forwards not subject to expiration		$ 1,871,732		2,027,433
Invercolsa
Taxes
Deferred tax assets operating tax losses expiration period		12 years	12 years
Operating loss carryforwards, subject to expiration		$ 17,524		14,626
Ruta de la Araucana and Transamerican
Taxes
Operating loss carryforwards, subject to expiration		111,273		137,289
Ruta Costera
Taxes
Operating loss carryforwards, subject to expiration		84,964		17,953
Internexa Chile
Taxes
Operating loss carryforwards, subject to expiration		16,062		12,931
Ruta del Maipo
Taxes
Operating loss carryforwards, subject to expiration		1,000,632		763,272
ISA Interchile
Taxes
Operating loss carryforwards, subject to expiration		1,104,625		756,410
Ruta Del Loa
Taxes
Operating loss carryforwards, subject to expiration		27,472		13,816
Ruta del Bosque (Chile)
Taxes
Deferred tax assets not recognised		102,864		35,511
Ruta del Maule (Chile)
Taxes
Deferred tax assets not recognised		43,702		27,404
Ruta Costera (Colombia)
Taxes
Deferred tax assets not recognised		391		932
ISA Intervial Colombia
Taxes
Deferred tax assets not recognised		564		541
Proyectos De Infraestructura Del Per
Taxes
Deferred tax assets not recognised		1,143
ISA Capital do Brasil
Taxes
Deferred tax assets not recognised		20,216		15,983
ISA Investimentos Brasil [Member]
Taxes
Deferred tax assets not recognised		883
ISA Inversiones Chile Ltd
Taxes
Deferred tax assets not recognised		84,816
Internexa Brasil Operadora de Telecomunicaes
Taxes
Deferred tax assets not recognised		101,525		69,358
Internexa Participaes (Brasil)
Taxes
Deferred tax assets not recognised		2,913		2,121
ISA Bolivia
Taxes
Deferred tax assets not recognised		4,142		$ 1,831
Ecopetrol USA
Taxes
Nominal tax rate		168,374
Ecopetrol Permian
Taxes
Nominal tax rate		243,809
Cartagena
Taxes
Nominal tax rate		476,772
Ecopetrol Capital AG
Taxes
Nominal tax rate		71,563
Esenttia MB
Taxes
Nominal tax rate		$ 67,942
Ecopetrol SA And Hocol Petroleum [Member] | 2023
Taxes
Additional point on the income tax rate		5.00%	5.00%
Ecopetrol SA And Hocol Petroleum [Member] | 2024
Taxes
Additional point on the income tax rate		10.00%	10.00%
Ecopetrol SA And Hocol Petroleum [Member] | 2025
Taxes
Additional point on the income tax rate		15.00%	15.00%
Free Trade Zone Area [Member] | Ecopetrol Group
Taxes
Presumptive income, percentage on beginning equity		15.00%	15.00%
Bottom of range [member] | 2022 [Member]
Taxes
Additional point on the income tax rate		31.00%	31.00%
Top of range [member] | 2022 [Member]
Taxes
Additional point on the income tax rate		35.00%	35.00%
Colombia Country [Member]
Taxes
Presumptive income tax				50.00%
Free Trade Zone Area [Member]
Taxes
Additional point on the income tax rate		20.00%	20.00%
Free trade zone with legal stability contract [Member] | Ecopetrol Group
Taxes
Additional point on the income tax rate		15.00%	15.00%
Brazil Country [Member] | Ecopetrol Group
Taxes
Additional point on the income tax rate		34.00%	34.00%
Percentage of income tax rate taxable base of liquid profit		34.00%
Percentage of income tax rate based on legal entities gross income		8.00%
Legal entities maximum gross income | R$			R$ 78
Brazil Country [Member] | Bottom of range [member] | Ecopetrol Group
Taxes
Additional point on the income tax rate		12.00%	12.00%
Brazil Country [Member] | Top of range [member] | Ecopetrol Group
Taxes
Additional point on the income tax rate		32.00%	32.00%
Chile Country [Member] | Ecopetrol Group
Taxes
Additional point on the income tax rate		27.00%	27.00%
Peru Country [Member] | Ecopetrol Group
Taxes
Additional point on the income tax rate		29.50%	29.50%
Percentage of current income tax rate on taxable income after deducting employee participation		29.50%
Percentage of dividend and other forms of profit distribution income tax rate		5.00%
Percentage of income tax rate of financial expenses deduction				30.00%
Percentage of income tax rate of deduction allowed for low value added services and cost plus margin		5.00%
Peru Country [Member] | Bottom of range [member] | Ecopetrol Group
Taxes
Additional point on the income tax rate		5.00%	5.00%
Peru Country [Member] | Top of range [member] | Ecopetrol Group
Taxes
Additional point on the income tax rate		10.00%	10.00%
United States Of America Country [Member] | Ecopetrol Group
Taxes
Additional point on the income tax rate		21.00%	21.00%